Drilling units (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Drilling Units

(In US$ millions)	December 31, 2017	December 31, 2016
Cost	17,335	17,753
Accumulated depreciation (1)	(4,119)	(3,477)
Net book value	13,216	14,276